Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in Accumulated Other Comprehensive Loss
Changes in the accumulated other comprehensive income (loss) ("AOCI") balance by component consisted of the following for the respective years:

(in thousands)	Defined Benefit Pension Items	Other	Total

As of December 31, 2017	$(102,955)	$33	$(102,922)
Other comprehensive income (loss) before reclassifications, net of tax of $(1,803) and $(22)	(5,351)	(65)	(5,416)
Amounts reclassified from AOCI, net of tax of $4,360	12,941	—	12,941
Net current-period other comprehensive income (loss)	7,590	(65)	7,525
As of December 31, 2018	(95,365)	(32)	(95,397)
Other comprehensive income (loss) before reclassifications, net of tax of $(1,874) and $(77)	(5,461)	(223)	(5,684)
Amounts reclassified from AOCI, net of tax of $718	2,092	—	2,092
Net current-period other comprehensive income (loss)	(3,369)	(223)	(3,592)
As of December 31, 2019	$(98,734)	$(255)	$(98,989)